Short-Term Bank Loans (Details) ¥ in Millions	Jul. 24, 2023 USD ($)	Jun. 15, 2023 USD ($)	May 05, 2023 USD ($)	Mar. 13, 2023 USD ($)	Jul. 24, 2023 CNY (¥)	Jun. 15, 2023 CNY (¥)	May 05, 2023 CNY (¥)	Mar. 13, 2023 CNY (¥)
Short-Term Bank Loans [Line Items]
Borrowing amount	$ 1,384,984		$ 415,495	$ 1,096,491	¥ 10		¥ 3	¥ 8
Fixed interest rate	4.25%			4.56%	4.25%			4.56%
LRC Bank [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount		$ 1,384,984				¥ 10
Jiangxi Luling Rural Commercial Bank [Member]
Short-Term Bank Loans [Line Items]
Fixed interest rate		4.56%	3.65%			4.56%	3.65%
Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount		$ 1,246,486				¥ 9
Working capital term		11 months
Mr. Gang Lai [Member]
Short-Term Bank Loans [Line Items]
Fixed interest rate		4.00%				4.00%
Working Capital Loan [Member]
Short-Term Bank Loans [Line Items]
Maturity date	Jul. 18, 2024		May 04, 2024	Mar. 12, 2024
Working Capital Loan [Member] | LRC Bank [Member]
Short-Term Bank Loans [Line Items]
Maturity date		May 14, 2024
Working capital term		11 months
Working Capital Loan [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Maturity date		May 18, 2024